Share Based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 19, 2013
Share Based Compensation [Abstract]
Number of shares reserved for issuance under the plan				2,000,000
Common stock available for issuance under Equity Incentive Plan	994,000
Unrecognized compensation cost	$ 2,730,538
Expected period of recognition for unrecognized compensation cost	1 year 4 months 0 days
Share-based compensation	2,066,688	1,225,276	322,103
Fair value of shares vested under the equity incentive plan	$ 980,083	$ 614,000	$ 0